Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Expected Credit Loss Allowance

The movement in the expected credit loss allowance during the year was as follows:

	2024	2023
Balance, January 1,	$338	$1,732
Impairment loss recognized	780	437
Amounts written-off as uncollectible	(680)	(1,784)
Impairment loss reversed	(301)	(53)
Effect of movement in exchange rates	2	6
Balance, December 31,	$139	$338

Summary of Aging of Trade Receivables

The aging of trade receivables at December 31 was as follows:

	2024		2023
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$194,649	$—	$214,897	$1
Past due 0 – 30 days	58,141	1	70,398	3
Past due 31 – 120 days	9,283	112	17,465	273
Past due more than 120 days	1,276	26	2,719	61
	$263,349	$139	$305,479	$338

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

		2024				2023
		Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US	$3,084	US	$27,474	US	$9,539	US	$16,459
Accounts receivable		2		113,400		17		148,885
Accounts payable and accrued liabilities		(20,695)		(98,523)		(26,706)		(120,416)
Long-term liabilities, excluding long-term incentive plans (1)		—		(5,197)		—		(13,708)
Net foreign currency exposure	US	$(17,609)	US	$37,154	US	$(17,150)	US	$31,220
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings		$(176)		$—		$(172)		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive income		$—		$372		$—		$312

(1) Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2024:

	2025	2026	2027	2028	2029	Thereafter	Total
Accounts payable and accrued liabilities (1)	$270,163	$—	$—	$—	$—	$—	$270,163
Share-based compensation	37,644	17,487	18,238	—	—	—	73,369
Long-term debt	—	230,026	17,252	—	575,064	—	822,342
Interest on long-term debt (2)	57,029	41,323	40,088	39,536	1,647	—	179,623
Commitments	115,649	35,813	33,663	11,128	6,058	24,429	226,740
Total	$480,485	$324,649	$109,241	$50,664	$582,769	$24,429	$1,572,237

(1) Excludes the current portion of share-based compensation.

(2) Excludes amortization of long-term debt issue costs.